Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues	$ 118,184,895	$ 87,562,651	$ 260,958,353	$ 139,107,162
Cost of revenues	(81,218,604)	(69,277,621)	(176,230,864)	(116,020,898)
Gross profit	36,966,291	18,285,030	84,727,489	23,086,264
Operating expenses
Selling and marketing expenses	(1,564,629)	(2,074,792)	(3,572,021)	(2,530,879)
General and administrative expenses	(12,846,480)	(5,268,587)	(22,330,242)	(10,878,506)
Total operating expenses	(14,411,109)	(7,343,379)	(25,902,263)	(13,409,385)
Income from operations	22,555,182	10,941,651	58,825,226	9,676,879
Other expenses
Interest income (expenses), net	278,102	(1,197,987)	(507,158)	(1,777,036)
Other expenses, net	(1,392,802)	(392,200)	(2,932,052)	(759,865)
Changes in fair value of contingent consideration payable		(941,764)		(1,341,794)
Total other expenses, net	(1,114,700)	(2,531,951)	(3,439,210)	(3,878,695)
Income before income taxes	21,440,482	8,409,700	55,386,016	5,798,184
Income tax expenses	(4,030,918)	(2,191,989)	(9,565,248)	(3,296,448)
Net income	17,409,564	6,217,711	45,820,768	2,501,736
Less: net loss attributable to noncontrolling interests		(502,522)		(965,275)
Net income attributable to TOYO Co., Ltd.’s shareholders	17,409,564	6,720,233	45,820,768	3,467,011
Other comprehensive loss
Foreign currency translation adjustment	(15,395)	(1,195,959)	(45,244)	(1,675,148)
Comprehensive income	17,394,169	5,021,752	45,775,524	826,588
Less: net loss attributable to noncontrolling interests		(502,522)		(965,275)
Comprehensive income attributable to TOYO Co., Ltd.’s shareholders	$ 17,394,169	$ 5,524,274	$ 45,775,524	$ 1,791,863
Weighted average number of ordinary share outstanding– basic (in Shares)	38,193,043	34,480,116	37,937,402	34,040,373
Earnings per share – basic (in Dollars per share)	$ 0.46	$ 0.16	$ 1.21	$ 0.08
Weighted average number of ordinary share outstanding– diluted (in Shares)	38,535,995	34,480,116	38,116,031	34,040,373
Earnings per share –diluted (in Dollars per share)	$ 0.45	$ 0.16	$ 1.2	$ 0.08
Related parties
Revenues	$ 21,536,529	$ 14,566,338	$ 57,494,243	$ 25,087,488
Cost of revenues	(20,885,274)	(9,126,165)	(49,360,863)	(17,983,523)
Third parties
Revenues	96,648,366	72,996,313	203,464,110	114,019,674
Cost of revenues	$ (60,333,330)	$ (60,151,456)	$ (126,870,001)	$ (98,037,375)